Net Income/(Loss) Per Share (Tables)	12 Months Ended
May 31, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income/(Loss) Per Share
The computation of basic and diluted net income/(loss) per common share for the years ended May 31, 2021, 2022 and 2023 is as follows:

	For the years ended May 31,
	2021	2022	2023
Numerator:
Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - basic (US$ in thousands)	334,414	(1,187,721)	177,341

Net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders - diluted (US$ in thousands)	334,414	(1,187,721)	173,732

Denominator*
Weighted average common shares outstanding-basic	1,645,463,440	1,696,419,232	1,678,264,547

Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method	6,518,944	—	7,367,440

Weighted average common shares outstanding-diluted	1,651,982,384	1,696,419,232	1,685,631,987

Net income/(loss) per common share*
- Basic (US$)	0.20	(0.70)	0.11
- Diluted (US$)	0.20	(0.70)	0.10

*	Retrospectively adjusted for effect of stock split